Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net (loss) income	$ (288,916)	$ 28,837	$ 18,457	$ 6,947	$ 391
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	83,630	22,176	37,012	24,909	2,060
Accretion of asset retirement obligations	620		364	87	31
Unproved leasehold amortization and impairment and dry hole expense	25,642	4,475	25,377	5,258
Gain on sale of oil and natural gas properties	0	(838)	(838)
Amortization of deferred financing costs	571	39	175
Amortization of deferred rent	662	0
Loss (gain) on derivative contracts	100,920	(2,385)	6,797	0	0
Net cash (paid) received upon settlement of derivative contracts	(27,462)	2,385	2,705
Gain on sale of oil and natural gas property			(838)
Equity-based compensation	8,060	0	379
Deferred income taxes	299,662	0
Other	(111)	(8)	(11)	(41)
Changes in operating assets and liabilities increasing (decreasing) cash:
Accounts receivable - Oil, natural gas and natural gas liquid sales	27,162	(10,820)	(62,170)	(12,473)	(3,009)
Accounts receivable - Affiliates	(9,994)	(1,877)
Accounts receivable-Oil, natural gas and natural gas liquid sales-Affiliates			(4,695)
Accounts receivable - Joint interest owners and other	(110,671)	(8,410)	(10,069)	(33,663)	(2,416)
Prepaid drilling advances	(55,815)	0
Accounts receivable-Other			1,340	(1,735)	(847)
Other current assets	(5,398)	(1,805)	(2,314)	(1,218)	(1,799)
Accounts payable and accrued liabilities	37,773	37,816	47,801	14,409	5,558
Accounts payable and accrued liabilities - Affiliates	(24,474)	1,913	13,412
Drilling advances	57,374	(25,363)	(25,363)	22,760	2,590
Revenue payable	88,029	13,113	(5,793)	10,900	2,078
Revenue payable-Affiliates			17,709
Net cash provided by operating activities	206,644	59,248	60,275	36,140	4,637
Cash flows from investing activities
Acquisition of oil and natural gas properties	(22,935)	(42,701)	(42,701)	(144,774)	(47,874)
Capital expenditures for oil and natural gas properties	(485,580)	(138,152)	(167,122)	(96,335)	(18,117)
Acquisition of other property and equipment	(2,353)	(153)	(1,332)
Proceeds from sale of oil and natural gas properties	0	1,435	1,435
Purchase of investment	0	(3,000)
Other			(2,801)		(190)
Net cash used in investing activities	(510,868)	(182,571)	(212,521)	(241,109)	(66,181)
Cash flows from financing activities
Proceeds from borrowings	309,300	75,340	105,339	20,000
Repayment of borrowings	0	(40,000)	(40,000)
Deferred financing costs	(2,279)	(2,340)	(2,885)
Deferred offering costs	(368)	0
Contributions from Citizen members	0	95,557	95,557	169,008	82,775
Distribution to Citizen members	0	(11,147)	(11,147)
Net cash provided by financing activities	306,653	117,410	146,864	189,008	82,775
Net (decrease) increase in cash and cash equivalents	2,429	(5,913)	(5,382)	(15,961)	21,231
Cash and cash equivalents, beginning of period	1,471	6,853	6,853	22,814	1,583
Cash and cash equivalents, end of period	3,900	940	1,471	6,853	22,814
Supplemental disclosure of cash flow information:
Cash paid for interest, net of capitalized interest	4,024	341	1,036	86
Supplemental disclosure of non-cash investing activity:
Change in accrued capital expenditures	38,593	22,456	147,142	$ 4,922	$ 2,298
Acquisition of oil and natural gas properties for equity	39,906	1,281,743	1,281,743
Distribution to Citizen Members of assets and liabilities	$ 0	$ (74,467)	$ (74,467)